Investments in Joint Ventures and Associates - Additional Information (Detail) $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 20, 2022 USD ($)	Jan. 20, 2022 MXN ($)	Jul. 27, 2010 tank bbl	Mar. 31, 1993 bbl	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 MXN ($)	Jan. 20, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Impairment of joint ventures						$ 0	$ 0	$ 0	$ (6,703,324)
Investments in joint ventures and associates					$ 2,043,966	109,609		2,043,966		$ 1,854,803
Current portion of long-term debt					465,947,683	$ 28,201,252		465,947,683		477,221,594
Deer Park
Disclosure of Investments in Associates and Other [Line Items]
Cash paid to Shell	$ 326,609												$ 6,663,803
Acquisition-related costs recognised as expense	7,091	$ 145,937
Gain recognised in bargain purchase transaction	$ 62,304	1,271,188
Revenue of acquiree since acquisition date					238,940,945
Profit (loss) of acquiree since acquisition date					20,905,292
Increase (decrease) through net exchange differences, investment property					(10,383,296)
PMI NASA | Deer Park
Disclosure of Investments in Associates and Other [Line Items]
Percentage of partner loan repayment	100.00%												100.00%
Cash paid to Shell	$ 60,157												$ 1,227,383
Equity interests of acquirer	266,452												$ 5,436,420
Line of credit facility principle payment	325,000	6,630,975
Line of credit facility interest payment	$ 1,609	$ 32,828
FONADIN
Disclosure of Investments in Associates and Other [Line Items]
Amounts receivable, related party transactions											$ 1,127,285	$ 23,000,000
Current portion of long-term debt											$ 436,000	$ 8,974,406
Deer Park Refining Limited
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.005%	50.005%
Investments in joint ventures and associates															$ 6,703,324
Percentage of investment														49.995%	49.995%
Fair value of investments in joint venture for which there are quoted market prices, assuming one hundred percent interest in joint venture														$ 1,192,000
Fair value portion of ownership interest in joint venture									1
Fair value of investments in joint ventures														$ 596,000
Deer Park Refining Limited | PMI NASA
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				49.995%
Installed capacity of crude oil per day | bbl				340,000
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 185,967			$ 185,967		$ 178,421
Number of tanks | tank			7
Number of barrels in each tanks | bbl			120,000
Texas Frontera, LLC. | PMI SUS
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.00%